UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417


Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette            West Hartford, CT           July 19, 2011
     --------------------            -----------------           -------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          152
                                         -----------

Form 13F Information Table Value Total:  $   134,298
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

         COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
--------------------------  -------------  ---------  --------  -------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                              TITLE OF                 VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   --------------------------
      NAME OF ISSUER            CLASS        CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
--------------------------  -------------  ---------  --------  --------  ---  ----  ----------  -------- -------- -------- --------
3M CO                       COM            88579Y101     1,520    13,324  SH         Sole        N/A        13,324
ABBOTT LABS                 COM            002824100       514    10,707  SH         Sole        N/A        10,707
ABIOMED INC                 COM            003654100       955    40,512  SH         Sole        N/A        40,512
AGILENT TECHNOLOGIES INC    COM            00846U101       417    12,820  SH         Sole        N/A        12,820
ALLSTATE CORP               COM            020002101       356     8,089  SH         Sole        N/A         8,089
AMERICAN BK CONN WATERBURY  COM            024327108     2,971   121,280  SH         Sole        N/A       121,280
AMERICAN EXPRESS CO         COM            025816109     1,357    34,974  SH         Sole        N/A        34,974
AMERICAN HOME PRODS CORP    COM            026609107     1,620    27,572  SH         Sole        N/A        27,572
AMERICAN INTL GROUP INC     COM            026874107     3,490    41,049  SH         Sole        N/A        41,049
AMGEN INC                   COM            031162100       332     5,475  SH         Sole        N/A         5,475
ANADARKO PETE CORP          COM            032511107       206     3,829  SH         Sole        N/A         3,829
AOL TIME WARNER INC         COM            00184A105       728    13,735  SH         Sole        N/A        13,735
APACHE CORP                 COM            037411105       218     4,300  SH         Sole        N/A         4,300
APPLERA CORP                COM AP BIO GR  038020103       277    10,366  SH         Sole        N/A        10,366
ARROW ELECTRS I N C         COM            042735100       214     8,800  SH         Sole        N/A         8,800
AT&T CORP                   COM            001957109       375    17,051  SH         Sole        N/A        17,051
ATLT CORP                   COM LIB GRP A  001957208     1,588    90,770  SH         Sole        N/A        90,770
AUTOMATIC DATA PROCESSING
  IN                        COM            053015103     1,143    22,995  SH         Sole        N/A        22,995
AVAYA I N C                 COM            053499109       310    22,633  SH         Sole        N/A        22,633
BAKER HUGHES INC            COM            057224107       442    13,200  SH         Sole        N/A        13,200
BANKNORTH GROUP INC NEW     COM            06646R107     1,412    62,325  SH         Sole        N/A        62,325
BAXTER INTL INC             COM            071813109       270     5,352  SH         Sole        N/A         5,352
BELLSOUTH CORP              COM            079860102       767    19,035  SH         Sole        N/A        19,035
BERKLEY W R CORP            COM            084423102       205     4,950  SH         Sole        N/A         4,950
BIOTECH HOLDRS TR           DEPOSTRY RCPT  09067D201       238     1,800  SH         Sole        N/A         1,800
BJS WHOLESALE CLUB INC      COM            05548J106       240     4,500  SH         Sole        N/A         4,500
BOEING CO                   COM            097023105       987    17,750  SH         Sole        N/A        17,750
BP PLC                      SPONSORED ADR  055622104     1,007    20,202  SH         Sole        N/A        20,202
BRISTOL MYERS SQUIBB CO     COM            110122108     2,240    42,836  SH         Sole        N/A        42,836
BURLINGTON RES INC          COM            122014103       867    21,800  SH         Sole        N/A        21,800
CANADIAN NATL RY CO         COM            136375102       332     8,200  SH         Sole        N/A         8,200
CAPITAL ONE FINL CORP       COM            14040H105       385     6,400  SH         Sole        N/A         6,400
CENDANT CORP                COM            151313103       699    35,860  SH         Sole        N/A        35,860
CHEVRON CORP NEW            COM            166764100       359     3,964  SH         Sole        N/A         3,964
CHITTENDEN CORP             COM            170228100       223     6,631  SH         Sole        N/A         6,631
CHUBB CORP                  COM            171232101       379     4,900  SH         Sole        N/A         4,900
CISCO SYS INC               COM            17275R102       376    20,683  SH         Sole        N/A        20,683
CITIGROUP INC               COM            172967101     3,104    58,737  SH         Sole        N/A        58,737
COCA COLA CO                COM            191216100       427     9,479  SH         Sole        N/A         9,479
COMCAST CORP NEW            CL A SPL       20030N200       735    17,950  SH         Sole        N/A        17,950
COMPAQ COMPUTER CORP        COM            204493100       273    17,789  SH         Sole        N/A        17,789
CORNING INC                 COM            219350105       292    17,455  SH         Sole        N/A        17,455
COSTCO WHSL CORP NEW        COM            22160K105       791    19,250  SH         Sole        N/A        19,250
CVS CAREMARK CORPORATION    COM            126650100       856    22,185  SH         Sole        N/A        22,185
DELL INC                    COM            24702R101       528    20,180  SH         Sole        N/A        20,180
DELPHI FINL GROUP INC       CL A           247131105       245     6,362  SH         Sole        N/A         6,362
DEVON ENERGY CORP NEW       COM            25179M103       409     7,800  SH         Sole        N/A         7,800
DISNEY WALT CO              COM DISNEY     254687106       711    24,610  SH         Sole        N/A        24,610
DOW CHEM CO                 COM            260543103       466    14,010  SH         Sole        N/A        14,010
DU PONT E I DE NEMOURS &
  CO                        COM            263534109       403     8,348  SH         Sole        N/A         8,348
E M C CORP MASS             COM            268648102       212     7,234  SH         Sole        N/A         7,234
EASTMAN KODAK CO            COM            277461109       287     6,150  SH         Sole        N/A         6,150
EBAY INC                    COM            278642103       233     3,400  SH         Sole        N/A         3,400
ELAN PLC                    ADR            284131208       307     5,025  SH         Sole        N/A         5,025
ELECTRONIC DATA SYS NEW     COM            285661104     2,509    40,138  SH         Sole        N/A        40,138
ELECTRONICS FOR IMAGING
  INC                       COM            286082102     1,010    34,250  SH         Sole        N/A        34,250
EMERSON ELEC CO             COM            291011104     1,680    27,775  SH         Sole        N/A        27,775
EQUITY OFFICE PROPERTIES
  TRUST                     COM            294741103       500    15,808  SH         Sole        N/A        15,808
EXXON MOBIL CORP            COM            30231G102     5,834    66,786  SH         Sole        N/A        66,786
FEDERAL NATL MTG ASSN       COM            313586109       510     6,000  SH         Sole        N/A         6,000
FIDELITY NATL FINL INC      COM            316326107       376    15,300  SH         Sole        N/A        15,300
FIRST DATA CORP             COM            319963104     1,971    30,631  SH         Sole        N/A        30,631
FIRST UN CORP               COM            337358105       515    14,753  SH         Sole        N/A        14,753
FIRST VIRTUAL
  COMMUNICATIONS            COM            337484109         9    10,500  SH         Sole        N/A        10,500
FLEETBOSTON FINL CORP       COM            339030108     2,496    63,261  SH         Sole        N/A        63,261
GANNETT INC                 COM            364730101       494     7,500  SH         Sole        N/A         7,500
GENERAL ELECTRIC CO         COM            369604103     8,673   177,912  SH         Sole        N/A       177,912
GENERAL MTRS CORP           COM            370442105       336     5,227  SH         Sole        N/A         5,227
GENERAL MTRS CORP           CL H NEW       370442832       217    10,400  SH         Sole        N/A        10,400
GILLETTE CO                 COM            375766102       272     9,373  SH         Sole        N/A         9,373
GLAXOSMITHKLINE PLC         SPONSORED ADR  37733W105       304     5,408  SH         Sole        N/A         5,408
GUIDANT CORP                COM            401698105     1,229    34,142  SH         Sole        N/A        34,142
HALLIBURTON CO              COM            406216101       920    25,850  SH         Sole        N/A        25,850
HANCOCK JOHN FINL SVCS INC  COM            41014S106       338     8,400  SH         Sole        N/A         8,400
HARLEY DAVIDSON INC         COM            412822108     1,144    24,300  SH         Sole        N/A        24,300
HARTFORD FINL SVCS GROUP
  INC                       COM            416515104       471     6,887  SH         Sole        N/A         6,887
HEWLETT PACKARD CO          COM            428236103     1,230    43,005  SH         Sole        N/A        43,005
HOME DEPOT INC              COM            437076102     1,728    37,131  SH         Sole        N/A        37,131
HOSPITALITY PPTYS TR        COM SHBENINT   44106M102       242     8,500  SH         Sole        N/A         8,500
IMS HEALTH INC              COM            449934108     1,924    67,516  SH         Sole        N/A        67,516
INGERSOLL-RAND CO           COM            456866102       221     5,361  SH         Sole        N/A         5,361
INTEL CORP                  COM            458140100       622    21,263  SH         Sole        N/A        21,263
INTERNATIONAL BUSINESS
  MACHS                     COM            459200101     2,775    24,561  SH         Sole        N/A        24,561
INTUIT                      COM            461202103       300     7,500  SH         Sole        N/A         7,500
ISHARES TR                  DJ US FINL SE  464287788       318     3,735  SH         Sole        N/A         3,735
ISHARES TR                  DJ US HEALTHC  464287762       461     7,575  SH         Sole        N/A         7,575
ISHARES TR                  DJ US TELECOM  464287713       213     5,795  SH         Sole        N/A         5,795
JOHNSON & JOHNSON           COM            478160104     2,574    51,478  SH         Sole        N/A        51,478
JPMORGAN CHASE & CO         COM            46625H100     1,179    26,445  SH         Sole        N/A        26,445
KERR MCGEE CORP             COM            492386107       391     5,900  SH         Sole        N/A         5,900
KOPIN CORP                  COM            500600101     1,589   130,850  SH         Sole        N/A       130,850
KROGER CO                   COM            501044101       237     9,500  SH         Sole        N/A         9,500
LILLY ELI & CO              COM            532457108     1,354    18,304  SH         Sole        N/A        18,304
LUCENT TECHNOLOGIES INC     COM            549463107       133    21,478  SH         Sole        N/A        21,478
MBIA INC                    COM            55262C100     1,003    18,007  SH         Sole        N/A        18,007
MCDONALDS CORP              COM            580135101       932    34,438  SH         Sole        N/A        34,438
MCGRAW HILL COS INC         COM            580645109       373     5,632  SH         Sole        N/A         5,632
MEDTRONIC INC               COM            585055106       616    13,388  SH         Sole        N/A        13,388
MELLON F I N L CORP         COM            58551A108     1,019    22,750  SH         Sole        N/A        22,750
MERCK & CO INC              COM            589331107     2,133    33,380  SH         Sole        N/A        33,380
MICROSOFT CORP              COM            594918104     1,450    19,863  SH         Sole        N/A        19,863
MIRANT CORP                 COM            604675108       239     6,942  SH         Sole        N/A         6,942
MOTOROLA INC                COM            620076109     1,063    64,220  SH         Sole        N/A        64,220
NATIONAL INSTRS CORP        COM            636518102       617    19,000  SH         Sole        N/A        19,000
NCR CORP NEW                COM            62886E108       210     4,477  SH         Sole        N/A         4,477
NEOMAGIC CORP               COM            640497103       147    45,800  SH         Sole        N/A        45,800
NEWFIELD EXPL CO            COM            651290108       593    18,500  SH         Sole        N/A        18,500
NOBLE ENERGY INC            COM            655044105       742    21,000  SH         Sole        N/A        21,000
NTL INC                     COM            629407107       255    21,145  SH         Sole        N/A        21,145
OMNICOM GROUP INC           COM            681919106       270     3,135  SH         Sole        N/A         3,135
OPENWAVE SYS INC            COM            683718100       208     6,000  SH         Sole        N/A         6,000
OXFORD HEALTH PLANS INC     COM            691471106       552    19,300  SH         Sole        N/A        19,300
PEPSICO INC                 COM            713448108     1,478    33,434  SH         Sole        N/A        33,434
PFIZER INC                  COM            717081103     2,315    57,799  SH         Sole        N/A        57,799
PHARMACIA CORP              COM            71713U102       239     5,205  SH         Sole        N/A         5,205
PITNEY BOWES INC            COM            724479100       670    15,900  SH         Sole        N/A        15,900
PROCTER & GAMBLE CO         COM            742718109     1,610    25,228  SH         Sole        N/A        25,228
PROGRESSIVE CORP OHIO       COM            743315103       946     7,000  SH         Sole        N/A         7,000
PROVIDIAN FINL CORP         COM            74406A102       403     6,800  SH         Sole        N/A         6,800
QWEST COMMUNICATIONS INTL
  INC                       COM            749121109       231     7,244  SH         Sole        N/A         7,244
RADIOSHACK CORP             COM            750438103       252     8,250  SH         Sole        N/A         8,250
ROGERS WIRELESS
  COMMUNICATIONS            CL B NON-VTG   775315104       494    28,600  SH         Sole        N/A        28,600
SARA LEE CORP               COM            803111103       236    12,450  SH         Sole        N/A        12,450
SBC COMMUNICATIONS,INC      COM            783876103     2,385    59,529  SH         Sole        N/A        59,529
SCHERING PLOUGH CORP        COM            806605101       391    10,800  SH         Sole        N/A        10,800
SCHLUMBERGER LTD            COM            806857108     1,284    24,391  SH         Sole        N/A        24,391
SCHWAB CHARLES CORP NEW     COM            808513105       184    11,662  SH         Sole        N/A        11,662
SERVICE CORP INTL           COM            817565104       235     9,200  SH         Sole        N/A         9,200
SPRINT CORP                 COM FONGROUP   852061100       418    19,550  SH         Sole        N/A        19,550
STANLEY WKS                 COM            854616109     1,588    37,906  SH         Sole        N/A        37,906
STAPLES INC                 COM            855030102       286    17,862  SH         Sole        N/A        17,862
STATE STR CORP              COM            857477103       200     4,050  SH         Sole        N/A         4,050
SUN MICROSYSTEMS INC        COM            866810104       395    25,155  SH         Sole        N/A        25,155
SYNOPSYS INC                COM            871607107       837    17,300  SH         Sole        N/A        17,300
TEXAS INSTRS INC            COM            882508104       718    22,522  SH         Sole        N/A        22,522
TEXTRON INC                 COM            883203101     1,282    23,300  SH         Sole        N/A        23,300
TRANSOCEAN SEDCO FOREX INC  ORD            690078109       262     6,362  SH         Sole        N/A         6,362
TYCO INTL LTD NEW           COM            902124106     1,777    32,592  SH         Sole        N/A        32,592
UNITED PARCEL SERVICE INC   CL B           911312106       450     7,785  SH         Sole        N/A         7,785
UNITED TECHNOLOGIES CORP    COM            913017109     1,037    14,152  SH         Sole        N/A        14,152
UNITEDHEALTH GROUP INC      COM            91324P102     1,093    17,700  SH         Sole        N/A        17,700
VERIZON COMMUNICATIONS INC  COM            92343V104     1,654    30,915  SH         Sole        N/A        30,915
VIACOM INC                  CL B           925524308       624    12,053  SH         Sole        N/A        12,053
WAL MART STORES INC         COM            931142103       711    14,576  SH         Sole        N/A        14,576
WASTE MGMT INC DEL          COM            94106L109     1,159    37,600  SH         Sole        N/A        37,600
WESTPORT RES CORP NEW       COM            961418100       317    15,100  SH         Sole        N/A        15,100
WHIRLPOOL CORP              COM            963320106       516     8,255  SH         Sole        N/A         8,255
WHITE MTNS INS GROUP LTD    COM            G9618E107       489     1,300  SH         Sole        N/A         1,300
WILLIAMS COMMUNICATIONS
  GROUP                     CL A           969455104        53    17,878  SH         Sole        N/A        17,878
WILLIAMS COS INC DEL        COM            969457100       870    26,400  SH         Sole        N/A        26,400
WORLDCOM INC GA NEW         COM            98157D106       322    22,652  SH         Sole        N/A        22,652
YUM BRANDS INC              COM            988498101     1,868    42,544  SH         Sole        N/A        42,544